Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Customer relationships	$1,426,798	$7,748,590
Copyrights and trademarks	242,556	242,556
Software	16,682	16,756
Senior care service app	41,908	42,094
Less: accumulated amortization	(233,849)	(1,496,090)
Less: impairment	(1,494,095)	(6,551,529)
Intangible assets, net	$-	$2,377